Monthly Noteholder's Statement
GE Capital Credit Card Master Note Trust
Series 2007 - 3

Class A-1 LIBOR + 0.0100% Notes
Class A-2 5.400% Notes
Class B 5.4900% Notes
Class C LIBOR + 0.3000% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the "Indenture") between GE Capital Credit Card Master Note Trust (the "Issuer") and Deutsche Bank Trust Company Americas, as indenture trustee (the "Indenture Trustee"), as supplemented by the Series 2007 - 3 Indenture Supplement (the "Indenture Supplement"), dated as of June 28, 2007, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2007 - 3 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of July 15, 2009, and with respect to the performance of the Trust during the Monthly Period ended June 21, 2009 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	06/30/2009
Monthly Period Beginning:	05/22/2009
Monthly Period Ending:	06/21/2009
Previous Payment Date:	06/15/2009
Payment Date:	07/15/2009
Interest Period Beginning:	06/15/2009
Interest Period Ending:	07/14/2009
Days in Monthly Period:	31
Days in Interest Period:	30
LIBOR Determination Date	06/11/2009
LIBOR Rate	0.31938%
Is there a Reset Date?	Yes

Reset Date #1:	06/10/2009

Reset Date #2:	06/12/2009

I. Trust Receivables Information
a.	Number of Accounts Beginning	43,487,466
b.	Number of Accounts Ending	42,626,569
c.	Average Account Balance (q / b)	403.97

d.	BOP Principal Receivables	17,405,028,463.11
e.	BOP Finance Charge Receivables	429,425,986.48
f.	BOP Total Receivables	17,834,454,449.59

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Principal Activity on Existing Securitized Accounts	2,144,610,988.90
i.	Increase in Finance Charge Receivables from Additional Accounts	0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	383,574,552.21
k.	Increase in Total Receivables	2,528,185,541.11

l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	2,329,645,922.22
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	366,941,017.33
p.	Decrease in Total Receivables	2,696,586,939.55

q.	EOP Aggregate Principal Receivables	17,219,993,529.79
r.	EOP Finance Charge Receivables	446,059,521.36
s.	EOP Total Receivables	17,666,053,051.15

t.	Excess Funding Account Balance	0.00

u.	Required Principal Balance	16,360,530,735.36
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 7.0%)	1,205,399,547.09
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount (II.c.ii+II.a.ii+II.b.iii))	3,286,830,794.43

II. Investor Information (Trust Level)
a.	Note Principal Balance (Sum of all Series)
i.	Beginning of Interest Period	13,988,263,436.02
ii.	Increase in Note Principal Balance due to New Issuance	1,534,020,619.00
iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired	1,771,802,667.00
iv.	As of Payment Date	13,750,481,388.02

b.	Excess Collateral Amount (Sum of all Series)
i.	Beginning of Interest Period	856,611,429.34
ii.	Additional Enhancement Amount	0.00
iii.	Increase in Excess Collateral Amount due to New Issuance	115,463,918.00
iv.	Reductions in Required Excess Collateral Amount	179,750,000.00
v.	Increase in Unreimbursed Investor Charge-Off	0.00
vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
ix.	As of Payment Date	792,325,347.34

c.	Collateral Amount (Sum of all Series)
i.	End of Prior Monthly Period	14,547,760,865.36
ii.	Beginning of Interest Period	12,283,678,198.36
iii.	As of Payment Date	13,335,746,735.36

III. Trust Performance Data (Monthly Period)
a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
i.	Current	24.6383%
ii.	Prior Monthly Period	25.3884%
iii.	Two Months Prior Monthly Period	25.2146%
iv.	Three-Month Average	25.0804%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
i.	Current	12.6708%
ii.	Prior Monthly Period	12.9473%
iii.	Two Months Prior Monthly Period	12.8964%
iv.	Three-Month Average	12.8382%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
i.	Current	8.4851%
ii.	Prior Monthly Period	7.9530%
iii.	Two Months Prior Monthly Period	6.9313%
iv.	Three-Month Average	7.7898%

d.	Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)	8.5688%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivables)
i.	Current	7.5029%
ii.	Prior Monthly Period	6.9859%
iii.	Two Months Prior Monthly Period	6.0785%
iv.	Three-Month Average	6.8557%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)	7.5865%

g.	Default Amount for Defaulted Accounts	124,283,479.02

h.	Recovery Amount	14,247,286.78

i.	Collections
i.	Total Trust Finance Charge Collections	343,111,101.17
ii.	Total Trust Principal Collections	2,205,362,443.20
iii.	Total Trust Collections	2,548,473,544.37

j.	Delinquency Data	Percentage	Total Receivables
i.	1-29 Days Delinquent	4.3186%	762,920,005.59
ii.	30-59 Days Delinquent	1.4913%	263,450,092.09
iii.	60-89 Days Delinquent	1.0369%	183,179,371.01
iv.	90-119 Days Delinquent	0.8618%	152,237,690.61
v.	120-149 Days Delinquent	0.7511%	132,689,425.11
vi.	150-179 Days Delinquent	0.6142%	108,508,759.97
vii.	180 or Greater Days Delinquent	0.0000%	1,026.16

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
i.	Current	16.1314%
ii.	Prior Monthly Period	16.8653%
iii.	Two Months Prior Monthly Period	18.1498%
iv.	Three-Month Average	17.0488%

b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
i.	Current	7.2010%
ii.	Prior Monthly Period	7.0340%
iii.	Two Months Prior Monthly Period	7.2010%
iv.	Three-Month Average	7.1453%

c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
i.	Current	8.9304%
ii.	Prior Monthly Period	9.8312%
iii.	Two Months Prior Monthly Period	10.9488%
iv.	Quarterly Excess Spread Percentage	9.9035%

V. Investor Information Regarding Distributions to Noteholders
a.	The total amount of the distribution to Class A-1 Noteholders per $1000 Note	0.274483
	Initial Principal Balance.

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on	0.274483
	the Class A-1 Notes, per $1000 Note Initial Principal Balance.

c.	The amount of the distribution set forth in paragraph a. above in respect of principal	0.000000
	on the Class A-1 Notes, per $1000 Note Initial Principal Balance.

d.	The total amount of the distribution to Class A-2 Noteholders per $1000 Note	4.500000
	Initial Principal Balance.

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on	4.500000
	the Class A-2 Notes, per $1000 Note Initial Principal Balance.

f.	The amount of the distribution set forth in paragraph d. above in respect of principal	0.000000
	on the Class A-2 Notes, per $1000 Note Initial Principal Balance.

g.	The total amount of the distribution to Class B Noteholders per $1000 Note	4.575000
	Initial Principal Balance.

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on	4.575000
	the Class B Notes, per $1000 Note Initial Principal Balance.

i.	The amount of the distribution set forth in paragraph g. above in respect of principal	0.000000
	on the Class B Notes, per $1000 Note Initial Principal Balance.

j.	The total amount of the distribution to Class C Noteholders per $1000 Note	0.516150
	Initial Principal Balance.

k.	The amount of the distribution set forth in paragraph j. above in respect of interest on	0.516150
	the Class C Notes, per $1000 Note Initial Principal Balance.

l.	The amount of the distribution set forth in paragraph j. above in respect of principal	0.000000
	on the Class C Notes, per $1000 Note Initial Principal Balance.

VI. Investor Information
a.	Class A-1 Note Initial Principal Balance	949,750,000.00
b.	Class A-2 Note Initial Principal Balance	269,000,000.00
c.	Class B Note Initial Principal Balance	138,750,000.00
d.	Class C Note Initial Principal Balance	97,500,000.00
e.	Initial Excess Collateral Amount	45,000,000.00
f.	Initial Collateral Amount	1,500,000,000.00

g.	Class A-1 Note Principal Balance
i.	Beginning of Interest Period	949,750,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	949,750,000.00

h.	Class A-2 Note Principal Balance
i.	Beginning of Interest Period	269,000,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	269,000,000.00

i.	Class B Note Principal Balance
i.	Beginning of Interest Period	138,750,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	138,750,000.00

j.	Class C Note Principal Balance
i.	Beginning of Interest Period	97,500,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	97,500,000.00

k.	Excess Collateral Amount
i.	Beginning of Interest Period	45,000,000.00
ii.	Reduction in Excess Collateral Amount	0.00
iii.	As of Payment Date	45,000,000.00

l.	Collateral Amount
i.	Beginning of Interest Period	1,500,000,000.00
ii.	Increase / Decrease in Unreimbursed Investor Charge-Offs	0.00
iii.	Increase / Decrease in Reallocated Principal Collections	0.00
iv.	Reduction in Excess Collateral Amount	0.00
v.	Principal Accumulation Account Deposit	0.00
vi.	As of Payment Date	1,500,000,000.00
vii.	Collateral Amount as a Percentage of Note Trust Principal Balance	8.7108%
viii.	Amount by which Note Principal Balance exceeds Collateral Amount	N/A

m.	Required Excess Collateral Amount	45,000,000.00

VII. Investor Charge-Offs and Reallocated Principal Collections
(Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs	0.00
b.	Current Unreimbursed Investor Defaults	0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount	0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)	0.00
e.	Ending Unreimbursed Investor Charge-Offs	0.00
f.	Beginning Unreimbursed Reallocated Principal Collections	0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7	0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)	0.00
i.	Ending Unreimbursed Reallocated Principal Collections	0.00

VIII. Investor Percentages - BOP Balance and Series Account Information
a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts	1,500,000,000.00

b.	Allocation Percentage Numerator - for Principal Collections	1,500,000,000.00

c.	Allocation Percentage Denominator

i.	Aggregate Principal Receivables Balance as of Prior Monthly Period	17,405,028,463.11
ii.	Number of Days at Balance	19
iii.	Aggregate Principal Receivables Balance on Reset Date 1	17,267,483,063.04
iv.	Number of Days at Balance	2
v.	Aggregate Principal Receivables Balance on Reset Date 2	17,225,477,440.73
vi.	Number of Days at Balance	10
vii.	Average Principal Balance	17,338,234,881.69

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to	15,917,109,402.36
	Finance Charge Collections and Default Amounts

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to	18,027,197,402.36
	Principal Collections

f.	Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.vii. or d.)	8.6514%
g.	Allocation Percentage, Principal Collections (b. / greater of c.vii. or e.)	8.3208%
h.	Series Allocation Percentage	10.6571%

IX. Collections and Allocations	Trust	Series

a. Finance Charge Collections	343,111,101.17	29,683,912.77
b. Recoveries	14,247,286.78	1,232,589.73
c. Principal Collections	2,205,362,443.20	183,502,936.76
d. Default Amount	124,283,479.02	10,752,260.53
e. Dilution	177,696,828.27	14,785,728.28
f. Investor Uncovered Dilution Amount	0.00	0.00
g. Dilution including Fraud Amount	178,910,181.23
h. Available Finance Charge Collections
i.	Investor Finance Charge Collections	29,683,912.77
ii.	Excess Finance Charge Collections allocable to Series 2007 – 3	0.00
iii.	Principal Accumulation Account Investment Proceeds	0.00
iv.	Investment earnings in the Reserve Account	0.00
v.	Reserve Account Draw Amount	0.00
vi.	Net Swap Receipts	0.00
vii.	Recoveries	1,232,589.73
i. Available Finance Charge Collections (Sum of g.i through g.vii)		30,916,502.50
j. Total Collections (c.Series + h.)		214,419,439.26
k. Total Finance Charge Collections deposited in the Collection Account		6,501,216.89
(net of any amounts distributed to Transferor and owed to Servicer)

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a. Available Finance Charge Collections	30,916,502.50

i. On a pari passu basis:
a. Payment to the Indenture Trustee, to a maximum of $25,000	0.00
b. Payment to the Trustee, to a maximum of $25,000	0.00
c. Payment to the Administrator, to a maximum of $25,000	37.30

ii. To the Servicer:
a. Noteholder Servicing Fee	2,500,000.00
b. Noteholder Servicing Fee previously due but not paid	0.00
c. Total Noteholder Servicing Fee	2,500,000.00

iii. On a pari passu basis:
a. Class A-1 Monthly Interest	260,690.55
b. Class A-1 Deficiency Amount	0.00
c. Class A-1 Additional Interest	0.00
d. Class A-1 Additional Interest not paid on prior Payment Date	0.00
e. Class A-1 Net Swap Payments + Senior Termination Payments, if any	3,940,370.29
f. Class A-1 Net Swap Payments + Senior Termination Payments, if any not paid on a prior Payment Date	0.00
iv. On a pari passu basis:
a. Class A-2 Monthly Interest	1,210,500.00
b. Class A-2 Deficiency Amount	0.00
c. Class A-2 Additional Interest	0.00
d. Class A-2 Additional Interest not paid on prior Payment Date	0.00
v. On a pari passu basis:
a. Class B Monthly Interest	634,781.25
b. Class B Deficiency Amount	0.00
c. Class B Additional Interest	0.00
d. Class B Additional Interest not paid on prior Payment Date	0.00
vi. On a pari passu basis:
a. Class C Monthly Interest	50,324.63
b. Class C Deficiency Amount	0.00
c. Class C Additional Interest	0.00
d. Class C Additional Interest not paid on prior Payment Date	0.00
e. Class C Net Swap Payments + Senior Termination Payments, if any	404,512.87
f. Class C Net Swap Payments + Senior Termination Payments, if any not paid on a prior Payment Date	0.00
vii. To be treated as Available Principal Collections
a. Aggregate Investor Default Amount	10,752,260.53
b. Aggregate Investor Uncovered Dilution Amount	0.00

viii. To be treated as Available Principal Collections, to the extent not previously reimbursed
a. Investor Charge-offs	0.00
b. Reallocated Principal Collections	0.00

ix. Excess of Required Reserve Account Amount Over Available Reserve Account Amount	0.00

x. Amounts required to be deposited to the Spread Account	0.00

xi.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall	0.00

xii. On a pari passu basis:
a. Partial or early termination or other additional amount owed to Class A-1 Swap	0.00
Counterparty
b. Partial or early termination or other additional amount owed to Class C Swap	0.00
Counterparty

xiii. Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiv.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, second, paid to the Transferor, to be applied in accordance with Section 8.6 of the Indenture unless:	11,163,025.08

a.	There is an Early Amortization Period, in which case Excess Finance Charge Collections will be used to pay Monthly Principal; or	0.00

b.	GE Capital's long term unsecured debt rating is Aa2 or lower by Moody's or AA or lower by S&P and the Free Equity Amount is less than the Minimum Free Equity Amount, in which case Excess Finance Charge Collections will be deposited to the Excess Funding Account up to such shortfall	0.00

XI. Excess Finance Charge Collections (Group One)
a.	Total Excess Finance Charge Collections in Group One	118,699,825.54
b.	Finance Charge Shortfall for Series 2007 – 3	0.00
c.	Finance Charge Shortfall for all Series in Group One	43,849,149.24
d.	Excess Finance Charges Collections Allocated to Series 2007 – 3	0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)
a.	Investor Principal Collections	183,502,936.76
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7	0.00
c.	Plus: Shared Principal Collections allocated to this Series	0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)	10,752,260.53
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)	0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to	0.00
	pay principal on the Notes pursuant to Section 4.4(a)(xii)
g.	Available Principal Collections (Deposited to Principal Account)	194,255,197.29

i.	During the Revolving Period, Available Principal Collections treated as Shared Principal	194,255,197.29
	Collections Pursuant to Section 4.4(b)
ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the	0.00
	Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)
iii.	During the Early Amortization Period, Available Principal Collections deposited to the	0.00
	Distribution Account pursuant to Section 4.4(c)
iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)	194,255,197.29
v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
a. Principal paid to Class A-1 Noteholders	0.00
b. Principal paid to Class A-2 Noteholders	0.00
c. Principal paid to Class B Noteholders	0.00
d. Principal paid to Class C Noteholders	0.00
vi.	Total Principal Collections Available to Share (Inclusive of Series 2007 – 3)	1,496,716,584.92
vii.	Series Principal Shortfall	0.00
viii.	Shared Principal Collections allocated to this Series from other Series	0.00

XIII. Series 2007 – 3 Accumulation
a.	Controlled Accumulation Period Length in months (scheduled)	10.00
b.	Controlled Accumulation Amount	0.00
c.	Controlled Deposit Amount	0.00
d.	Accumulation Shortfall	0.00
e.	Principal Accumulation Account Balance
i.	Beginning of Interest Period	0.00
ii.	Controlled Deposit Amount	0.00
iii.	Withdrawal for Principal Payment	0.00
iv.	As of Payment Date	0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a. Reserve Account Funding Date (scheduled)	6/15/2009
b. Required Reserve Account Amount (.50% reduced to 0%, confirmed by Rating Agencies)	0.00
c. Beginning Available Reserve Account Amount	0.00
d. Reserve Draw Amount	0.00
e. Deposit pursuant to 4.4(a)(viii) the excess of b. over c.	0.00
f. Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)	0.00
g. Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)	0.00
h. Ending Available Reserve Account Amount	0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a. Spread Account Percentage	0.00%
b. Required Spread Account Amount	0.00
c. Beginning Available Spread Account Amount	0.00
d. Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall	0.00
e. Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date	0.00
f. Withdrawal pursuant to 4.11 (c) - Early Amortization Event	0.00
g. Withdrawal pursuant to 4.11 (d) - Event of Default	0.00
h. Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency	0.00
i. Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount	0.00
j. Ending Available Spread Account Amount	0.00

XVI. Series Early Amortization Events
a. The Free Equity Amount is less than the Minimum Free Equity Amount	No

Free Equity:
i.	Free Equity Amount	3,286,830,794.43
ii.	Minimum Free Equity Amount	1,205,399,547.09
iii.	Excess Free Equity Amount	2,081,431,247.34

b. The Note Trust Principal Balance is less than the Required Principal Balance	No

Note Trust Principal Balance:
i.	Note Trust Principal Balance	17,219,993,529.79
ii.	Required Principal Balance	16,360,530,735.36
iii.	Excess Principal Balance	859,462,794.43

c. The three-month average Portfolio Yield is less than three-month average Base Rate	No

Portfolio Yield:
i.	Three month Average Portfolio Yield	17.0488%
ii.	Three month Average Base Rate	7.1453%
iii.	Three Month Average Excess Spread	9.9035%

d. The Note Principal Balance is outstanding beyond the Expected Principal Payment Date	No

i.	Expected Principal Payment Date	06/15/2010
ii.	Current Payment Date	07/15/2009

e. Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?	No

f. Are there any material breaches or pool of assets representations and warranties or covenants?	No

g. Are there any material changes in criteria used to originate, acquire, or select new pool assets?	No

h. Has an early amortization event occurred?	No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 10th day of July 2009 .

GENERAL ELECTRIC CAPITAL CORPORATION, as Servicer

By: /s/ Brian Doubles
Name: Brian Doubles
Title: Authorized Signatory